STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
SCHEDULE OF COMPANY ISSUED COMMON STOCK
Number of
shares
Shares arising from stock-based compensation to executives and consultants	228,364
Issuance of shares in connection with the underwritten public offering	1,380,000
Total	1,608,364